LEASES	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
LEASES	LEASES
The Company as a lessor
The Company generates rental income from acting as a lessor of operating properties through lease arrangements with tenants. Refer to Note 2 for further information.
The Company as a lessee
Investment Property ROU Asset and Lease Liability – In December 2022, the Company, through Parque Logístico Callao (“Parque Logístico Callao”), a partnership entity controlled by the Company, entered into a land lease agreement with Lima Airport Partners S.R.L. (“LAP”). Under this agreement, Parque Logístico Callao is committed to leasing a plot of land for a period of 30 years, with the intention of developing warehouses on the leased land (“Land Lease”). This land has been subdivided to five parcels for the construction of five distinct buildings.
In connection with this commitment, LAP granted the Company the right to use a land parcel in December 2022, where the Company constructed a warehouse that became stabilized in February 2025, along with the common areas. Additionally, on October 31, 2024, LAP granted the Company the right to use the remaining four of the five land parcels to begin preparatory activities for the construction of warehouses. The Company notes that performing the preparatory activities for the land parcels at the same time is financially favorable rather than performing them one at a time. After the preparatory activities are complete, the Company will pause construction efforts on some of the parcels until mutual agreement is achieved between the Company and LAP to resume construction of the warehouses.
Since the ROU asset is held by Parque Logístico Callao to construct and develop for future use as investment property and lease out the constructed assets under one or more operating leases, the ROU asset meets the definition of an investment property under IAS 40 and therefore, it was recognized as part of investment properties.
Under IAS 40, the Company applies the fair value model to the investment property ROU assets, which need to be remeasured at fair value at each period end. As a result, there is no depreciation expense associated with the Land Lease. Refer to Note 13 for the fair value of investment properties held as ROU assets.
The associated land lease liability was recorded at the present value of the remaining lease payment using a weighted average discount rate of 8.6%. The Company recorded interest expense on lease liabilities of $257,144, $237,916 and $0 for the years ended December 31, 2024, 2023 and 2022, respectively, as part of the Investment property operating expense in the consolidated statement of profit or loss and other comprehensive income (loss). Additionally, the Company capitalized interest expense on lease liability of $137,138, $0, and $0 for the years ended December 31, 2024, 2023 and 2022, respectively, as part of the investment property in the consolidated statement of financial position. The Company had short-term and long-term lease liability, respectively, in relation to the land leases of $383,995 and $12,925,194 as of December 31, 2024, and $172,963 and $2,800,943 as of December 31, 2023. Short-term land lease liability and long-term land lease liability are included in lease liability – current portion, and lease liability, respectively. The Company had cash outflows of $73,860, $0, and $0 for the land leases for the years ended December 31, 2024, 2023 and 2022, respectively. Additionally, the Company had non-cash additions to land lease ROU assets amounting to $10,014,861, $2,507,992 and $227,999 in the years ended December 31, 2024, 2023 and 2022, respectively.
Offices Right-of-Use (ROU) Asset and Lease Liability - The Company leases its office spaces from third parties. The remaining weighted average lease term was 1.7 and 2.2 years as of December 31, 2024 and 2023, respectively.
The Company does not include renewal options in the lease term for calculating the lease liability unless the Company is reasonably certain that will exercise the option, or the lessor has the sole ability to exercise the option.
As of December 31, 2024, and 2023, the Company carried short-term office lease liability amounting to $74,086 and $65,886, respectively, and long-term lease liability amounting to $46,822 and $135,612, respectively. Short-term office lease liability and long-term office lease liability are included in lease liability – current portion, and lease liability, respectively.
The weighted average discount rate was 7.1%, as of December 31, 2024, 2023 and 2022. The Company recorded interest expense on lease liabilities of $10,839, $11,667 and $13,400 for the years ended December 31, 2024, 2023 and 2022, respectively.
The Company had total cash outflows for leases of $71,652, $50,112 and $163,072 for the years ended December 31, 2024, 2023 and 2022, respectively. The Company also had non-cash additions to right of use assets amounting to $0, $115,100 and $148,326 in the years ended December 31, 2024, 2023 and 2022, respectively.
The Company did not have short-term lease expenses or leases of low value assets during the years ended December 31, 2024, 2023 and 2022.
Office ROU assets are amortized using the straight-line method over the term of the operating lease. Original lease terms and remaining lease terms of the corporate offices operating leases were as follows:

Office Location	Original Lease Term	Remaining Term as of December 31, 2024
	(in years)	(in years)
Costa Rica	2.9	1.2
Colombia	4.8	2.1
Weighted average	3.9	1.7
As of December 31, 2024 and 2023, the Company’s office right-of-use assets, included in other non-current assets, were as follows:

Total

Gross assets:
Balance as of January 1, 2023	$457,725
Additions	115,100
Retirements	(339,721)
Foreign currency translation effect	30,509
Balance as of December 31, 2023	$263,613
Additions	—
Retirements	—
Foreign currency translation effect	(19,775)
Balance as of December 31, 2024	$243,838
Accumulated depreciation:
Balance as of January 1, 2022	$327,323
Additions to accumulated depreciation	60,666
Retirements	(311,951)
Foreign currency translation effect	8,115
Balance as of December 31, 2023	$84,153
Additions to accumulated depreciation	66,892
Retirements	—
Foreign currency translation effect	(9,716)
Balance as of December 31, 2024	$141,329
Net book value as of December 31, 2023	$179,460
Net book value as of December 31, 2024	$102,509
During the years ended December 31, 2024, 2023 and 2022, the Company recorded ROU depreciation expense related to office space of $66,893, $60,666 and $104,198, respectively, in the consolidated statements of profit or loss and other comprehensive income (loss) under general and administrative expenses.
Lease commitment for land and office leases - The following table summarizes the fixed, future minimum rental payments, excluding variable costs, for which the leases had commenced by December 31, 2024 with amounts discounted at lease commencement by our incremental borrowing rates to calculate the lease liabilities of the Company’s leases:

As of December 31, 2024
2025	$489,941
2026	812,762
2027	1,059,481
2028	1,329,874
2029	1,343,173
Thereafter	31,772,840
Total undiscounted rental payments	$36,808,071
Less: imputed interest	(23,377,974)
Total lease liability	$13,430,097